Derivatives And Fair Value Measurements (Significant Other Observable Inputs) (Details) (Level 2-Significant Other Observable Inputs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ (36,456)	$ (17,581)
FSIRS [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(24,713)
FSIRS [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities		(6,755)
Swaps [Member] | Deferred Charges And Other Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets		656
Swaps [Member] | Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(11,122)	(11,482)
Swaps [Member] | Other Deferred Credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (621)